FAIR VALUE MEASUREMENTS (Changes in Level 3 fair value of financial liabilities) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance at January 1,	¥ 104,134
Balance at December 31,	150,922	¥ 104,134
Financial Liabilities
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance at January 1,	831,333
Additions	2,398,089	830,540
Change in fair value of financial liabilities	(34,978)
Issuance of convertible senior notes		793
Balance at December 31,	¥ 3,194,444	¥ 831,333